Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table reports the compensation of our CEO who is our principal executive officer and the average compensation of the other named executive officers (“Non-CEO NEOs”) as reported in the “Summary Compensation Table” for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain performance measures required by such rules.
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ Millions)	Adjusted Cash Receipts Growth (%)	Supplemental Metrics
					TSR ($)	Peer Group TSR ($)			SG&A as % of ACR (%)	Adjusted EBITDA Margin (%)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	See above under “Profits of the Manager”	45,763,879	4,350,000	11,908,830	92.72	155.13	43	31	8.0	92.0
2021		57,044,154	3,839,063	12,269,171	91.75	135.33	620	18	8.7	91.3
2020		51,529,883	3,457,428	12,256,554	113.15	106.01	975	1	10.0	90.0
Column (b). See above under “Profits of the Manager" for a discussion of the compensation of our CEO, Mr. Legorreta, for the respective years shown. Amounts shown in column (b) above do not include the $93,478,402, $49,513,461 and $55,674,558 for 2022, 2021 and 2020, respectively, in profits of the manager to which Mr. Legorreta was entitled.
Column (c). “Compensation actually paid” to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. Further, the increase in the dollar amounts between columns (b) and (c) in the table above represents the year over year changes in the aggregate net present value of outstanding Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above. For information regarding the CEO’s compensation for each fiscal year and his entitlement to the profits of the Manager, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020	2021	2022
SCT Total Compensation ($)	See above under “Profits of the Manager”
Plus: Year-End Net Present Value of Outstanding Equity Performance Awards Granted in the Covered Year ($)	51,529,883	—	9,966,920
Plus: Change in Net Present Value of Outstanding Equity Performance Awards Granted in Prior Years ($)	—	57,044,154	35,796,959
Plus: Change in Net Present Value of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year ($)	—	—	—
Less: Prior Year Net Present Value of Equity Performance Awards Forfeited in the Covered Year ($)	—	—	—
Compensation Actually Paid ($)	51,529,883	57,044,154	45,763,879
As we consider the Equity Performance Awards to have a fair value of zero as of the date of grant, no adjustments were necessary to deduct the grant date fair value of Equity Performance Awards from the Total Compensation reported in the Summary Compensation Table for any applicable year. There were no Equity Performance Awards which were granted and became payable in the same year and no dividends or other earnings paid on Equity Performance Awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. In addition, as our CEO does not receive pension benefits, no adjustments were required with respect thereto.
Column (d). The following Non-CEO named executive officers are included in the average figures shown:
2020: Terrance Coyne, Christopher Hite, George Lloyd and James Reddoch, Ph.D.
2021 and 2022: Terrance Coyne, Christopher Hite, George Lloyd and Marshall Urist, M.D., Ph.D.
Column (e). Average “compensation actually paid” for our Non-CEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. Further, the increase in the dollar amounts between columns (d) and (e) in the table above represents the year over year changes in the average salaries, bonuses and aggregate net present value of Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above. For information regarding the Non-CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020 Average	2021 Average	2022 Average
SCT Total Compensation ($)	3,457,428	3,839,063	4,350,000
Plus: Year-End Net Present Value of Outstanding Equity Performance Awards Granted in the Covered Year ($)	8,799,126	—	1,878,336
Plus: Change in Net Present Value of Outstanding Equity Performance Awards Granted in Prior Years ($)	—	8,430,108	5,680,494
Plus: Change in Net Present Value of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year ($)	—	—	—
Less: Prior Year Net Present Value of Equity Performance Awards Forfeited in the Covered Year ($)	—	—	—
Compensation Actually Paid ($)	12,256,554	12,269,171	11,908,830
As we consider the Equity Performance Awards to have a fair value of zero as of the date of grant, no adjustments were necessary to deduct the grant date fair value of Equity Performance Awards from the Total Compensation reported in the Summary Compensation Table for any applicable year. There were no Equity Performance Awards which were granted and became payable in the same year and no dividends or other earnings paid on Equity Performance Awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. In addition, as our Non-CEO NEOs do not receive pension benefits, no adjustments were required with respect thereto.
Column (f). Represents our cumulative total shareholder return (“TSR”) for the measurement periods beginning on June 16, 2020, the first trading day after our IPO, and ending on December 31 of each respective year.
Column (g). Represents the cumulative TSR of our Biopharmaceutical Peer and Financial Services Comparator Groups as described above in “Compensation Discussion and Analysis” for the measurement periods beginning on June 16, 2020, the first trading day after our IPO, ending on December 31 of each respective year.
Column (h). Reflects “Net Income attributable to Royalty Pharma plc” in our Consolidated Statements of Operations included in our Annual Report on Form 10-K. As the largest buyer of biopharmaceutical royalties and a leading funder of innovation across the biopharmaceutical industry, our revenue is comprised mostly of income from royalty assets. Consequently, we did not use net income as a performance measure in our compensation program because we classify most royalty assets that we acquire as financial assets that are measured at amortized cost using the prospective effective interest method which can be volatile and unpredictable. We do not believe the relationship between our net income and compensation actually paid to our NEOs during the periods presented is a key metric for our investors.
Column (i). Our Company-selected Measure is Adjusted Cash Receipts Growth which is described below. For 2020, Adjusted Cash Receipts Growth has been calculated based on twelve months ended December 31, 2019 figures presented on an unaudited pro forma basis, which adjusts certain cash flow line items as if Royalty Pharma’s Reorganization Transactions (as described in the Company’s final prospectus filed with the SEC on June 17, 2020) and its IPO had taken place on January 1, 2019. Refer to the section titled “Non-GAAP Reconciliations” of our Annual Report on Form 10-K for reconciliation of this non-GAAP measure to its corresponding GAAP measure.
Columns (j) and (k). We have also presented two additional financial performance measures—SG&A as % of ACR and Adjusted EBITDA Margin because they illustrate how compensation actually paid to our NEOs results in much lower SG&A versus our peers. Refer to the section titled “Non-GAAP Reconciliations” of our Annual Report on Form 10-K for reconciliations of non-GAAP measures to their corresponding GAAP measure.

Company Selected Measure Name	Adjusted Cash Receipts Growth
Named Executive Officers, Footnote [Text Block]
Column (d). The following Non-CEO named executive officers are included in the average figures shown:
2020: Terrance Coyne, Christopher Hite, George Lloyd and James Reddoch, Ph.D.
2021 and 2022: Terrance Coyne, Christopher Hite, George Lloyd and Marshall Urist, M.D., Ph.D.

Peer Group Issuers, Footnote [Text Block]
Column (g). Represents the cumulative TSR of our Biopharmaceutical Peer and Financial Services Comparator Groups as described above in “Compensation Discussion and Analysis” for the measurement periods beginning on June 16, 2020, the first trading day after our IPO, ending on December 31 of each respective year.

PEO Total Compensation Amount	$ 93,478,402	$ 49,513,461	$ 55,674,558
PEO Actually Paid Compensation Amount	$ 45,763,879	57,044,154	51,529,883
Adjustment To PEO Compensation, Footnote [Text Block]
Column (b). See above under “Profits of the Manager" for a discussion of the compensation of our CEO, Mr. Legorreta, for the respective years shown. Amounts shown in column (b) above do not include the $93,478,402, $49,513,461 and $55,674,558 for 2022, 2021 and 2020, respectively, in profits of the manager to which Mr. Legorreta was entitled.
Column (c). “Compensation actually paid” to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. Further, the increase in the dollar amounts between columns (b) and (c) in the table above represents the year over year changes in the aggregate net present value of outstanding Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above. For information regarding the CEO’s compensation for each fiscal year and his entitlement to the profits of the Manager, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020	2021	2022
SCT Total Compensation ($)	See above under “Profits of the Manager”
Plus: Year-End Net Present Value of Outstanding Equity Performance Awards Granted in the Covered Year ($)	51,529,883	—	9,966,920
Plus: Change in Net Present Value of Outstanding Equity Performance Awards Granted in Prior Years ($)	—	57,044,154	35,796,959
Plus: Change in Net Present Value of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year ($)	—	—	—
Less: Prior Year Net Present Value of Equity Performance Awards Forfeited in the Covered Year ($)	—	—	—
Compensation Actually Paid ($)	51,529,883	57,044,154	45,763,879
As we consider the Equity Performance Awards to have a fair value of zero as of the date of grant, no adjustments were necessary to deduct the grant date fair value of Equity Performance Awards from the Total Compensation reported in the Summary Compensation Table for any applicable year. There were no Equity Performance Awards which were granted and became payable in the same year and no dividends or other earnings paid on Equity Performance Awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. In addition, as our CEO does not receive pension benefits, no adjustments were required with respect thereto.

Non-PEO NEO Average Total Compensation Amount	$ 4,350,000	3,839,063	3,457,428
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,908,830	12,269,171	12,256,554
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Column (e). Average “compensation actually paid” for our Non-CEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our Non-CEO NEOs during the applicable year. Further, the increase in the dollar amounts between columns (d) and (e) in the table above represents the year over year changes in the average salaries, bonuses and aggregate net present value of Equity Performance Awards. For additional information regarding Equity Performance Awards, see “Equity Performance Awards” above. For information regarding the Non-CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020 Average	2021 Average	2022 Average
SCT Total Compensation ($)	3,457,428	3,839,063	4,350,000
Plus: Year-End Net Present Value of Outstanding Equity Performance Awards Granted in the Covered Year ($)	8,799,126	—	1,878,336
Plus: Change in Net Present Value of Outstanding Equity Performance Awards Granted in Prior Years ($)	—	8,430,108	5,680,494
Plus: Change in Net Present Value of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year ($)	—	—	—
Less: Prior Year Net Present Value of Equity Performance Awards Forfeited in the Covered Year ($)	—	—	—
Compensation Actually Paid ($)	12,256,554	12,269,171	11,908,830
As we consider the Equity Performance Awards to have a fair value of zero as of the date of grant, no adjustments were necessary to deduct the grant date fair value of Equity Performance Awards from the Total Compensation reported in the Summary Compensation Table for any applicable year. There were no Equity Performance Awards which were granted and became payable in the same year and no dividends or other earnings paid on Equity Performance Awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. In addition, as our Non-CEO NEOs do not receive pension benefits, no adjustments were required with respect thereto.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
The table below reflects the relationship between the CEO and the average Non-CEO NEO compensation actually paid and the performance measures shown in the pay versus performance table. With respect to the relationship between compensation actually paid and the performance measures described below, as noted above, our CEO Mr. Legorreta does not receive compensation for his services but instead, because of his ownership of the Manager, is entitled to the profits of the Manager. Our Non-CEO NEOs are also not employed or compensated directly by us, but are instead employed by our Manager. The compensation of our CEO and Non-CEO NEOs reflect the decisions of the Manager, rather than by our Management Development and Compensation Committee. Moreover, we generally seek to incentivize long-term performance, and therefore we do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Period	Compensation Actually Paid to CEO(1)	Average Compensation Actually Paid to Non-CEO NEOs	TSR	Peer Group TSR	Change in Net Income	Change in Adjusted Cash Receipts Growth
2021 to 2022	(19.8)%	(2.9)%	1.1%	12.0%	(93.1)%	31%
2020 to 2021	10.7%	0.1%	(19.0)%	25.5%	(36.4)%	18%
(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of the Manager to which Mr. Legorreta was entitled because Mr. Legorreta does not receive employee compensation for his services.

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Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our TSR. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 1.1% increase in our TSR over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 19.0% decrease in our TSR over the same time period.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
The table below reflects the relationship between the CEO and the average Non-CEO NEO compensation actually paid and the performance measures shown in the pay versus performance table. With respect to the relationship between compensation actually paid and the performance measures described below, as noted above, our CEO Mr. Legorreta does not receive compensation for his services but instead, because of his ownership of the Manager, is entitled to the profits of the Manager. Our Non-CEO NEOs are also not employed or compensated directly by us, but are instead employed by our Manager. The compensation of our CEO and Non-CEO NEOs reflect the decisions of the Manager, rather than by our Management Development and Compensation Committee. Moreover, we generally seek to incentivize long-term performance, and therefore we do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Period	Compensation Actually Paid to CEO(1)	Average Compensation Actually Paid to Non-CEO NEOs	TSR	Peer Group TSR	Change in Net Income	Change in Adjusted Cash Receipts Growth
2021 to 2022	(19.8)%	(2.9)%	1.1%	12.0%	(93.1)%	31%
2020 to 2021	10.7%	0.1%	(19.0)%	25.5%	(36.4)%	18%
(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of the Manager to which Mr. Legorreta was entitled because Mr. Legorreta does not receive employee compensation for his services.

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Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our Net Income. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 93.1% decrease in our Net Income over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 36.4% decrease in our Net Income over the same time period. In addition to analyzing our results on a GAAP basis, management also reviews our results on a non-GAAP basis. Adjusted Cash Receipts is used by management as a key liquidity measure in the evaluation of our ability to generate cash from operations. Adjusted Cash Receipts is an indication of our strength and the performance of our business. See “—Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our Adjusted Cash Receipts Growth.”

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
The table below reflects the relationship between the CEO and the average Non-CEO NEO compensation actually paid and the performance measures shown in the pay versus performance table. With respect to the relationship between compensation actually paid and the performance measures described below, as noted above, our CEO Mr. Legorreta does not receive compensation for his services but instead, because of his ownership of the Manager, is entitled to the profits of the Manager. Our Non-CEO NEOs are also not employed or compensated directly by us, but are instead employed by our Manager. The compensation of our CEO and Non-CEO NEOs reflect the decisions of the Manager, rather than by our Management Development and Compensation Committee. Moreover, we generally seek to incentivize long-term performance, and therefore we do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Period	Compensation Actually Paid to CEO(1)	Average Compensation Actually Paid to Non-CEO NEOs	TSR	Peer Group TSR	Change in Net Income	Change in Adjusted Cash Receipts Growth
2021 to 2022	(19.8)%	(2.9)%	1.1%	12.0%	(93.1)%	31%
2020 to 2021	10.7%	0.1%	(19.0)%	25.5%	(36.4)%	18%
(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of the Manager to which Mr. Legorreta was entitled because Mr. Legorreta does not receive employee compensation for his services.

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Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our Adjusted Cash Receipts Growth. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 31% increase in our Adjusted Cash Receipts over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 18% increase in our Adjusted Cash Receipts over the same time period.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
The table below reflects the relationship between the CEO and the average Non-CEO NEO compensation actually paid and the performance measures shown in the pay versus performance table. With respect to the relationship between compensation actually paid and the performance measures described below, as noted above, our CEO Mr. Legorreta does not receive compensation for his services but instead, because of his ownership of the Manager, is entitled to the profits of the Manager. Our Non-CEO NEOs are also not employed or compensated directly by us, but are instead employed by our Manager. The compensation of our CEO and Non-CEO NEOs reflect the decisions of the Manager, rather than by our Management Development and Compensation Committee. Moreover, we generally seek to incentivize long-term performance, and therefore we do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Period	Compensation Actually Paid to CEO(1)	Average Compensation Actually Paid to Non-CEO NEOs	TSR	Peer Group TSR	Change in Net Income	Change in Adjusted Cash Receipts Growth
2021 to 2022	(19.8)%	(2.9)%	1.1%	12.0%	(93.1)%	31%
2020 to 2021	10.7%	0.1%	(19.0)%	25.5%	(36.4)%	18%
(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of the Manager to which Mr. Legorreta was entitled because Mr. Legorreta does not receive employee compensation for his services.

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Relationship Between our TSR and our Biopharmaceutical Peer and Financial Services Comparator Peer Group TSR. The TSR and our Biopharmaceutical Peer and Financial Services Comparator Peer Group (described above in “Compensation Discussion and Analysis”) increased by 12.0% from 2021 to 2022 as compared to our TSR, which increased by 1.1% over the same time period. The TSR and our Biopharmaceutical Peer and Financial Services Comparator Peer Group increased by 25.5% from 2020 to 2021 as compared to our TSR, which decreased by 19.0% over the same time period.

Tabular List [Table Text Block]
Adjusted Cash Receipts Growth was chosen from the following four most important financial performance measures used by the Manager to compare compensation actually paid to the CEO and Non-CEO NEOs in 2022 to our performance. The other measures in this table are not ranked. As our CEO and Non-CEO NEOs are not compensated directly by us, Adjusted Cash Receipts Growth and the other financial performance measures listed in the chart below reflect the financial performance measures utilized by, and reflect the decision of, the Manager, rather than by our Management Development and Compensation Committee.
Measure	Explanation
Adjusted Cash Receipts Growth	A non-GAAP financial measure defined as growth generated from our operations and excluding the impact of distributions of royalty receipts to legacy non-controlling interests.
Adjusted Cash Receipts
A non-GAAP financial measure calculated with inputs directly from the statements of cash flows and includes (1) total royalty receipts: (i) cash collections from royalty assets (financial assets and intangible assets), (ii) Other royalty cash collections, (iii) Distributions from equity method investees, plus (2) Proceeds from available for sale debt securities, and less (1) Distributions to legacy non-controlling interests – royalty receipts, which represent contractual distributions of royalty receipts and proceeds from available for sale debt securities to the Legacy Investors Partnerships and Royalty Pharma Select Finance Trust.

Adjusted EBITDA	A non-GAAP financial measure comprised of Adjusted Cash Receipts less payments for operating and professional costs.
Adjusted Cash Flow
A non-GAAP financial measure comprised of Adjusted EBITDA less Development-stage funding payments - ongoing, Development-stage funding payments - upfront and milestone, net interest paid/received and miscellaneous other items.

SG&A as % of ACR	Payments for operating and professional costs as a percentage of Adjusted Cash Receipts.
Adjusted EBITDA Margin	Adjusted EBITDA as a percentage of Adjusted Cash Receipts.

Total Shareholder Return Amount	$ 92.72	91.75	113.15
Peer Group Total Shareholder Return Amount	155.13	135.33	106.01
Net Income (Loss)	$ 43,000,000	$ 620,000,000	$ 975,000,000
Company Selected Measure Amount	31	18	1
PEO Name	Mr. Legorreta	Mr. Legorreta	Mr. Legorreta
Additional 402(v) Disclosure [Text Block]
See our Annual Report on Form 10-K for additional discussion on Adjusted Cash Receipts, Adjusted EBITDA and Adjusted Cash Flow. In the “Compensation Discussion and Analysis” section of this Proxy Statement, we provide greater detail on the elements of the compensation program and the compensation philosophy of our Manager. We are externally managed and do not directly employ our executive officers. Please refer to the section entitled “Certain Relationships and Related Party Transactions—Management Agreement.”

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Cash Receipts Growth
Non-GAAP Measure Description [Text Block]
Column (i). Our Company-selected Measure is Adjusted Cash Receipts Growth which is described below. For 2020, Adjusted Cash Receipts Growth has been calculated based on twelve months ended December 31, 2019 figures presented on an unaudited pro forma basis, which adjusts certain cash flow line items as if Royalty Pharma’s Reorganization Transactions (as described in the Company’s final prospectus filed with the SEC on June 17, 2020) and its IPO had taken place on January 1, 2019. Refer to the section titled “Non-GAAP Reconciliations” of our Annual Report on Form 10-K for reconciliation of this non-GAAP measure to its corresponding GAAP measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Cash Receipts
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Relationship Between Compensation Actually Paid and Supplemental Performance Measures
We generally seek to incentivize long-term performance, and therefore we are providing the following supplemental performance measures which reflect our performance-driven compensation philosophy.
Period	Compensation Actually Paid to CEO(1)	Average Compensation Actually Paid to Non-CEO NEOs	Change in SG&A as % of ACR	Change in Adjusted EBITDA Margin
2021 to 2022	(19.8)%	(2.9)%	(0.7)%	0.7%
2020 to 2021	10.7%	0.1%	(1.3)%	1.3%
(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of the Manager to which Mr. Legorreta was entitled because Mr. Legorreta does not receive employee compensation for his services.

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Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our SG&A as a % of ACR. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 0.7% decrease in our SG&A as a % of ACR over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 1.3% decrease in our SG&A as a % of ACR over the same time period.

Other Performance Measure Amount	8	8.7	10
Measure Name	SG&A as % of ACR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Relationship Between Compensation Actually Paid and Supplemental Performance Measures
We generally seek to incentivize long-term performance, and therefore we are providing the following supplemental performance measures which reflect our performance-driven compensation philosophy.
Period	Compensation Actually Paid to CEO(1)	Average Compensation Actually Paid to Non-CEO NEOs	Change in SG&A as % of ACR	Change in Adjusted EBITDA Margin
2021 to 2022	(19.8)%	(2.9)%	(0.7)%	0.7%
2020 to 2021	10.7%	0.1%	(1.3)%	1.3%
(1)
Amounts shown do not reflect year-over-year changes in the amount of profits of the Manager to which Mr. Legorreta was entitled because Mr. Legorreta does not receive employee compensation for his services.

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Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to the Non-CEO NEOs and our Adjusted EBITDA Margin. From 2021 to 2022, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs decreased by 19.8% and 2.9%, respectively, compared to a 0.7% increase in our Adjusted EBITDA Margin over the same time period. From 2020 to 2021, the compensation actually paid to our CEO and the average of the compensation actually paid to the Non-CEO NEOs increased by 10.7% and 0.1%, respectively, compared to a 1.3% increase in our Adjusted EBITDA Margin over the same time period.

The following chart demonstrates how our Adjusted EBITDA Margin compares to the EBITDA Margins of our Biopharmaceutical Peer and Financial Services Comparator Groups for the last three fiscal years.

Other Performance Measure Amount	92	91.3	90
Measure Name	Adjusted EBITDA Margin
PEO [Member]
Pay vs Performance Disclosure [Table]
Grant date fair value ( in dollars per share) | $ / shares	$ 0	$ 0	$ 0
PEO [Member] | Year-End Net Present Value of Outstanding Equity Performance Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,966,920	$ 0	$ 51,529,883
PEO [Member] | Change in Net Present Value of Outstanding Equity Performance Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,796,959	57,044,154	0
PEO [Member] | Change in Net Present Value of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Year Net Present Value of Equity Performance Awards Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Grant Date Fair Value of Equity Performance Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Performance Awards Granted and Became Payable in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Performance Awards in Covered Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Grant date fair value ( in dollars per share) | $ / shares	$ 0	$ 0	$ 0
Non-PEO NEO [Member] | Year-End Net Present Value of Outstanding Equity Performance Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,878,336	$ 0	$ 8,799,126
Non-PEO NEO [Member] | Change in Net Present Value of Outstanding Equity Performance Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,680,494	8,430,108	0
Non-PEO NEO [Member] | Change in Net Present Value of Equity Performance Awards Granted in Prior Years which Became Payable in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Year Net Present Value of Equity Performance Awards Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Performance Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Performance Awards Granted and Became Payable in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Performance Awards in Covered Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0